Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets:
Assets		₩ 691,795,333	₩ 664,433,230	₩ 641,864,522
Liabilities:
Liabilities		635,473,468	611,009,672	₩ 591,648,572
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans		105	117
Allowances for credit loss		(1)	0
Other non-current assets		32	38
Liabilities:
Deposits		2,984	18,745
Allowance for Undrawn Commitment		2	1
Key management personnel and their immediate relatives:
Assets:
Loans		5,003	6,561
Assets		68,038	86,674
Liabilities:
Liabilities		29,797	76,907
Partners 4th Growth Investment Fund
Liabilities:
Deposits	[1]	0	742
Incorporated association Finance Saving Information Center
Liabilities:
Deposits		7	2
Nomura Rifa Private Real Estate Investment Trust No.19
Assets:
Other non-current assets		51	44
Loans		11,529	11,880
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other non-current assets		310	427
KOREA FINANCE SECURITY CO., LTD
Liabilities:
Deposits		132	415
Hermes Private Investment Equity Fund
Liabilities:
Deposits	[1]	0	218
Korea Credit Bureau
Liabilities:
Deposits		640	721
Goduck Gangil1 PFV Co., Ltd
Assets:
Allowances for credit loss		0	(20)
Loans		0	6,825
Liabilities:
Deposits		11	3
SBC PFV Co., Ltd
Liabilities:
Deposits		13,113	21,163
Sprott Global Renewable Private Equity Fund I
Liabilities:
Deposits	[1]	0	100
Goduck Gangil10 PFV Co., Ltd
Assets:
Allowances for credit loss		(5)	(9)
Loans		1,100	3,100
Liabilities:
Deposits		7,568	26,880
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits		1	1
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Liabilities:
Deposits	[1]	0	151
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables		3,600	3,949
Neoplux Market-Frontier Secondary Fund
Assets:
Account receivables		592	904
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables		1,174	623
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables		1,883	978
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables		123	124
KTC-NP Growth Champ 2011-2 Private Equity Fund
Assets:
Account receivables	[1]	0	2,675
Neoplux No.3 Private Equity Fund
Assets:
Account receivables		5,866	3,190
NV Station Private Equity Fund
Liabilities:
Deposits	[1]	0	21
Korea Digital Asset Custody
Liabilities:
Deposits		34	153
SW-S Fund
Liabilities:
Deposits	[1]	0	112
Shinhan Smilegate Global PEF I
Liabilities:
Unearned revenue		7	9
WaveTechnology co.Ltd
Liabilities:
Deposits		17	41
SHINHAN-NEO Market-Frontier 2nd Fund
Assets:
Account receivables		1,596	513
iPIXEL Co.,Ltd.
Liabilities:
Deposits		11	225
CJL No.1 Private Equity Fund
Liabilities:
Deposits		265	603
NewWave 6th Fund
Assets:
Account receivables		984	849
Nova New Technology Investment Fund No.1
Liabilities:
Deposits	[1]	0	215
DS Power Semicon Private Equity Fund
Liabilities:
Deposits	[1]	0	100
Genesis No.1 Private Equity Fund
Liabilities:
Deposits	[1]	0	19
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Liabilities:
Deposits		923	59
Newlake Growth Capital Partners2 PEF
Liabilities:
Deposits	[1]	0	353
Logisvalley Shinhan REIT Co.,Ltd.
Assets:
Allowances for credit loss		(36)	(28)
Accrued income		81	0
Account receivables		0	81
Loans		33,000	43,000
Liabilities:
Deposits		1,134	1,421
ShinhanAlbatross tech investment Fund
Liabilities:
Deposits		2,229	3,402
Shinhan Global Active REIT Co.Ltd
Liabilities:
Deposits		206	393
Shinhan VC tomorrow venture fund 1
Assets:
Account receivables		730	850
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Assets:
Accrued income	[2]	0	1
SH Global Net Zero Solution Security Investment Trust
Assets:
Accrued income		2	2
SEOKWANG TI
Liabilities:
Deposits		1	1
Shinhan Time 1st Investment fund
Liabilities:
Deposits		151	238
DeepBlue No.1 Private Equity Fund
Liabilities:
Deposits	[1]	0	400
Shinhan-Cognitive Start-up Fund L.P.
Liabilities:
Unearned revenue		52	0
NH-J&-IBKC Label Technology Fund
Liabilities:
Deposits		301	0
Shinhan-JW Mezzanin New Technology Fund 1st
Liabilities:
Unearned revenue		7	0
Shinhan M&A-ESG Investment fund
Assets:
Account receivables		285	0
Shinhan General Private Real Estate Investment Trust No.3
Assets:
Accrued income		13	0
Capston General Private Real Estate Investment Trust No.26(Professional)
Liabilities:
Deposits		1	0
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Assets:
Accrued income		₩ 21	₩ 0

[1]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2023.
[2]	For the year ended December 31, 2023, it is incorporated into the consolidation target as the Group held control due to increased equity ratio.